UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

333 Bishop’s Way  Suite 122

Brookfield, WI   53005

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 436-8700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Frontier MicroCap Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

COMMON STOCK - 5.98%
Shares		Value

Commercial Printing - 0.01%
2,029	We-R-You Corp. *	$ 4

Financial Services - 5.31%
6	Mega Pacific Capital, Inc. *	0
2,836	Standard Holdings Group Ltd. * †	2,836
		2,836
Household Audio & Video Equipment - 0.01%
10,000	SLS International, Inc. *	4

Land Subdividers & Developers - 0.63%
226,000	Falcon Ridge Development, Inc. *	339

Services-Business Services - 0.00%
500	Global Network, Inc. *	1
14	Unity One Capital, Inc. *	0
		1
Services-Management Consulting - 0.02%
500	Small Business Co. *	12

TOTAL FOR COMMON STOCK (Cost $4,973) - 5.98%		$ 3,196

WARRANTS - 0%
5,000	Action Product International, Inc. (Cost $0.05) 1/31/2010 *	$ 0

TOTAL FOR WARRANTS (Cost $0.05)		$ 0

SHORT TERM INVESTMENTS - 100.52%
53,746	First American Treasury Obligation Class Y 0.00% ** (Cost $53,746)	53,746

TOTAL INVESTMENTS (Cost $58,719) - 106.50%		$ 56,942

LIABILITIES IN EXCESS OF OTHER ASSETS - 6.50%		(3,477)

NET ASSETS - 100.00%		$ 53,465

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
† Restricted Security

NOTES TO FINANCIAL STATEMENTS
The Frontier Equity Fund
1. SECURITY TRANSACTIONS
At December 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $58,719 amounted to $1,777 which consisted of aggregate gross unrealized appreciation of
$2,831 and aggregate gross unrealized depreciation of $4,608.

2. SECURITY VALUATIONS

The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,196	$0	$0	$3,196
Warrants	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$53,746	$0	$0	$53,746
Total	$56,942	$0	$0	$56,942

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date February 26, 2010

By /s/Joel R Blumenschein

*Vice President

Date February 26, 2010

* Print the name and title of each signing officer under his or her signature.